Financial Instruments (Schedule of Exposure to CPI and Foreign Currency Risks) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non Derivative Instruments Abstract
Cash and cash equivalents	$ 1,015,851	$ 696,838	$ 535,171	$ 474,544
Short-term deposits and restricted cash	0	532
Trade receivables	80,403	67,994
Investments in other companies	0	0
Trade payables	93,991	181,898
Other current liabilities	5,673	8,256
Loans from banks and others and debentures	1,182,580	1,360,406
Currency risk [Member] | Unlinked [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	63,984	91,247
Short-term deposits and restricted cash	16,444	15,218
Trade receivables	63,561	55,865
Other current assets	1,208	10,841
Total financial assets	145,197	173,171
Trade payables	24,910	28,479
Other current liabilities	3,648	7,545
Loans from banks and others and debentures	780,684	779,808
Total financial liabilities	809,242	815,832
Total non-derivative financial instruments, net	(664,045)	(642,661)
Derivative instruments	0	0
Net assets	(664,045)	(642,661)
Currency risk [Member] | CPI linked [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	0	0
Short-term deposits and restricted cash	0	0
Trade receivables	0	0
Other current assets	0	0
Total financial assets	0	0
Trade payables		0
Other current liabilities	3,979	4,680
Loans from banks and others and debentures	367,524	413,811
Total financial liabilities	371,503	418,491
Total non-derivative financial instruments, net	(371,503)	(418,491)
Derivative instruments	11,931	10,268
Net assets	(359,572)	(408,223)
Currency risk [Member] | Other [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	884	2,263
Short-term deposits and restricted cash	0	0
Trade receivables	0	0
Other current assets	60	72
Total financial assets	944	2,335
Trade payables	131	1,633
Other current liabilities	218	116
Loans from banks and others and debentures	0	0
Total financial liabilities	349	1,749
Total non-derivative financial instruments, net	595	586
Derivative instruments	0	0
Net assets	$ 595	$ 586